Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Noncontrolling Interest
Beginning Balance at Dec. 31, 2011	$ 63,837	$ 11		$ 447,945	$ (384,315)	$ 196
Beginning Balance, Shares at Dec. 31, 2011		11,744,746
Net earnings (loss) attributable to Real Industry, Inc.	(7,468)				(7,468)
Issuance of restricted stock, net of forfeitures, Shares		321,034
Restricted common stock vested		$ 1		(1)
Common stock options exercised	$ 26			26
Common stock options exercised, Shares	8,534	8,534
Common stock warrant consideration	$ 60			60
Amortization of share-based compensation	1,743			1,743
Change in accumulated other comprehensive income	28					28
Ending Balance at Dec. 31, 2012	58,226	$ 12		449,773	(391,783)	224
Ending Balance, Shares at Dec. 31, 2012		12,074,314
Net earnings (loss) attributable to Real Industry, Inc.	(10,034)				(10,034)
Common stock acquired	$ (288)		$ (288)
Common stock acquired, Shares	(32,885)	(32,885)	32,885
Issuance of restricted common stock, net of forfeitures			$ 158	(158)
Issuance of restricted stock, net of forfeitures, Shares		139,005	(20,768)
Common stock options exercised	$ 62			62
Common stock options exercised, Shares	20,668	20,668
Common stock warrant consideration	$ 60			60
Amortization of share-based compensation	2,116			2,116
Change in accumulated other comprehensive income	(224)					$ (224)
Ending Balance at Dec. 31, 2013	49,918	$ 12	$ (130)	451,853	(401,817)
Ending Balance, Shares at Dec. 31, 2013		12,201,102	12,117
Net earnings (loss) attributable to Real Industry, Inc.	5,503				5,503
Earnings (loss) attributable to noncontrolling interest	(91)						$ (91)
Common stock issued, net	28,308	$ 5		28,303
Common stock issued, Shares		4,684,615
Common stock acquired	$ (99)		$ (99)
Common stock acquired, Shares	(9,229)	(9,229)	9,229
Issuance of restricted common stock, net of forfeitures			$ 229	(229)
Issuance of restricted stock, net of forfeitures, Shares		73,394	(21,346)
Common stock options exercised	$ 858			858
Common stock options exercised, Shares	150,000	150,000
Common stock warrant consideration	$ 48			48
Amortization of share-based compensation	1,173			1,173
Ending Balance at Dec. 31, 2014	$ 85,618	$ 17		$ 482,006	$ (396,314)		$ (91)
Ending Balance, Shares at Dec. 31, 2014		17,099,882